INCOME TAXES - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Compensation and severance	$ 17,776	$ 3,219
Net operating loss, capital loss and tax credits carried forward	38,021	9,682
Lease liability	38,233	820
Property, buildings and equipment	0	1,970
Other	10,380	2,034
Total gross deferred tax assets	104,410	17,725
Less: valuation allowance	(16,166)	(536)
Net deferred tax assets	88,244	17,189
Deferred Tax Liabilities, Gross [Abstract]
Property, buildings, and equipment	(34,701)	0
Loss contracts	(13,547)	(14,613)
Intangible assets	(416,618)	(52,085)
Lease asset	(37,101)	0
Investments	(6,681)	(5,470)
Other liabilities	(2,445)	(1,549)
Net deferred tax liabilities	(511,093)	(73,717)
Total net deferred tax (liabilities) assets	$ (422,849)	$ (56,528)